Average Annual Total Returns - TargetedInternationalFunds-RetailComboPRO - TargetedInternationalFunds-RetailComboPRO - Fidelity Nordic Fund	Dec. 30, 2023
Fidelity Nordic Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(19.29%)
Past 5 years	6.25%
Past 10 years	9.95%
Fidelity Nordic Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(19.29%)
Past 5 years	4.54%
Past 10 years	8.66%
Fidelity Nordic Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(11.42%)
Past 5 years	4.68%
Past 10 years	7.92%
FT126
Average Annual Return:
Past 1 year	(18.32%)
Past 5 years	6.28%
Past 10 years	7.76%